Supplemental Disclosures of Cash Flow Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Other Significant Noncash Transactions [Line Items]
Non-cash conversion of Park's property and equipment to timeshare inventory of HGV	$ 0	$ 22
Non-cash capital lease obligation reduction				$ 24
Interest Paid [Abstract]
Interest paid	113	86	$ 478	485	$ 514
Income Taxes Paid, Net [Abstract]
Income taxes paid	$ 6	$ 39	677	475	429
Discontinued operations, disposed of by means other than sale, spinoff [member]
Other Significant Noncash Transactions [Line Items]
Non-cash conversion of Park's property and equipment to timeshare inventory of HGV			$ 116		45
Mortgage loan assumed by Park				$ 450
Non-cash capital lease asset increase					11
Non-cash capital lease obligation increase					$ 11
Discontinued operations, disposed of by means other than sale, spinoff [member] | Equity investments exchange for Park [member]
Other Significant Noncash Transactions [Line Items]
Property and equipment						$ 144
Other intangible assets						1
Long-term debt						64
Equity investments						$ 59